Material Accounting Policies Information (Details)	12 Months Ended
Dec. 31, 2025
Bottom of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Credit term	30 days
Top of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Credit term	90 days
United States of America Dollers [Member]
Summary of Significant Accounting Policies [Line Items]
Average rate	1
United States of America Dollers [Member]
Summary of Significant Accounting Policies [Line Items]
Published foreign exchange rate	1
Malaysia, Ringgits
Summary of Significant Accounting Policies [Line Items]
Published foreign exchange rate	4.0610
Average rate	4.2807